Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common stock, shares issued	536,649,911	506,779,781	413,701,289
Common stock, shares outstanding	536,649,911	506,779,781	413,701,289
Undesignated Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,489,800	8,489,800	8,489,800
Preferred stock, shares issued
Preferred stock, shares outstanding
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	200	200	200
Preferred stock, shares issued	0	115	115
Preferred stock, shares outstanding	0	115	115